Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue	Revenue consist of the following:
	For the Years Ended December 31,
	2023	2022	2021
Sales of food, beverage and packaged products by Company owned and operated stores	1,405,401,977	938,096,823	617,226,090
Franchise fees	15,443,024	4,537,599	1,923,149
Revenues from other franchise support activities	66,878,149	18,965,417	9,469,639
Revenues from wholesale activities	27,204,236	6,533,166	-
Revenue from e-commerce sales	59,067,398	41,635,451	13,117,118
Revenues from other activities	1,785,396	1,295,310	1,207,805
Provision of consumer research service to THRI	-	-	428,148

Total revenues	1,575,780,180	1,011,063,766	643,371,949